BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS [Abstract]
BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS

Note 10 - Bank-Owned Life Insurance and Imputed Income Tax Reimbursement Agreements

The Bank has a significant investment in bank-owned life insurance policies ("BOLI") and provides endorsement split dollar life insurance to certain employees in the position of Vice President and higher after one year of service.  The cash surrender values of BOLI were $22.6 million and $22.5 million as of March 31, 2014 and December 31, 2013, respectively.  BOLI are initially recorded at the amount of premiums paid and are adjusted to current cash surrender values.  Changes in cash surrender values are recorded in other non-interest income and are based on premiums paid less expenses plus accreted interest income.  Earnings on BOLI resulted in non-interest income of approximately $146,000 and $172,000 for the quarters ended March 31, 2014 and 2013, respectively.

Post-retirement death benefits for endorsement split dollar life insurance plans are accounted for in accordance with FASB ASC Subtopic 715-60, "Compensation - Retirement Benefits - Defined Benefit Plans - Postretirement."  Expense for accrual of such benefits is reflected in Salaries and Employee Benefits on the Consolidated Statements of Income and was approximately $53,000 and $46,000 for the quarters ended March 31, 2014 and 2013, respectively.  The accrued liability for post-retirement death benefits is included in Other Liabilities on the Consolidated Balance Sheet and totaled $2.7 million and $2.6 million as of March 31, 2014 and December 31, 2013, respectively.

NOTE 10 - BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS

The Bank has a significant investment in bank-owned life insurance policies ("BOLI") and provides endorsement split dollar life insurance to certain employees in the position of Vice President and higher after one year of service.  The cash surrender values of BOLI were $22.5 million and $22.0 million as of December 31, 2013 and 2012, respectively.  BOLI are initially recorded at the amount of premiums paid and are adjusted to current cash surrender values.  Changes in cash surrender values are recorded in other non-interest income and are based on premiums paid less expenses plus accreted interest income.  Earnings on BOLI resulted in non-interest income of approximately $632,000, $606,000, and $736,000, for the years ended December 31, 2013, 2012 and 2011, respectively.

Post-retirement death benefits for endorsement split dollar life insurance plans are accounted for in accordance with FASB ASC Subtopic 715-60, "Compensation - Retirement Benefits - Defined Benefit Plans - Postretirement."  Expense for accrual of such benefits is reflected in Salaries and Employee Benefits on the Consolidated Statements of Income and was approximately $143,000, $169,000, and $61,000, for the years ended December 31, 2013, 2012 and 2011, respectively.  The accrued liability for post-retirement death benefits is included in Other Liabilities on the Consolidated Balance Sheet and totaled $2.6 million and $2.5 million as of December 31, 2013 and 2012, respectively.

Because endorsement split dollar life insurance plans create imputed income to each applicable participant without generating cash to pay the tax expense associated with imputed income, the Bank entered into Imputed Income Tax Reimbursement Agreements with certain officers. The Imputed Income Tax Reimbursement Agreements provide for annual cash payments to the participants until death for the previous tax year in amounts equal to a portion of federal income taxes attributable to (i) the income imputed to the applicable participant on the benefit under the Amended and Restated Split Dollar Agreement and (ii) the additional cash payments under the Imputed Income Tax Reimbursement Agreement. Each participant was 100% vested in benefits provided under Imputed Income Tax Reimbursement Agreements as of January 1, 2008. Service costs are based on the net present value of the sum of payments in accordance with each participant's agreement. Interest accrues monthly at a rate of 7.0%.

Net other post-retirement benefits expense for Imputed Income Tax Reimbursement Agreements was as follows for the years ended December 31 (in thousands):

	2013	2012
Service cost	$ -	$ -
Interest cost	27	26
Net other post-retirement benefits expense	$27	$26

The accumulated post-retirement defined benefit obligation for Imputed Income Tax Reimbursement Agreements was as follows for the years ended December 31 (in thousands):

Accumulated other post-retirement benefit obligation:	2013	2012
Beginning balance	$410	$403
Service cost	-	-
Interest cost	27	26
Benefit payments	(19)	(19)
Ending balance	$418	$410

The accumulated post-retirement benefit obligation was included in Other Liabilities as of December 31, 2013 and 2012 and was equal to the funded status of the plan as of each applicable year-end, as there were no related assets recognized on the Consolidated Balance Sheet for the Imputed Income Tax Reimbursement Agreements.